COMMITMENTS AND CONTINGENT LIABILITIES (Narrative) (Details)	1 Months Ended	3 Months Ended	12 Months Ended
	Jan. 31, 2024	Jun. 30, 2024 USD ($)	Dec. 31, 2024	Dec. 31, 2023 USD ($)	Dec. 31, 2023 vessel	Dec. 31, 2023 USD ($)	Dec. 31, 2023 carrier	Dec. 31, 2022 USD ($) vessel carrier
Loss Contingencies [Line Items]
Finance lease liability						$ 419,341,000		$ 472,996,000
Number of wells | vessel					1
Number of optional wells | vessel					1
Long-term purchase commitment, amount				$ 0
Subsequent Event | SFL Linus Ltd
Loss Contingencies [Line Items]
SPS related expenses		$ 30,000,000
Equinor Canada Ltd.
Loss Contingencies [Line Items]
Contract duration (in days)				200 days
Volkswagen Group
Loss Contingencies [Line Items]
Number of dual-fuel car carriers | vessel					2
Term of lease or charter				10 years
K Line
Loss Contingencies [Line Items]
Number of dual-fuel car carriers | vessel					2
Term of lease or charter				10 years
K Line | Subsequent Event
Loss Contingencies [Line Items]
Term of lease or charter	10 years
K Line | Forecast
Loss Contingencies [Line Items]
Term of lease or charter			10 years
Debt for acquired equipment
Loss Contingencies [Line Items]
Long-term line of credit						2,200,000,000		2,200,000,000
Installation of BWTS
Loss Contingencies [Line Items]
Other commitment								$ 1,600,000
Number of vessels committed to vessel upgrades | vessel								2
Newbuilding dual-fuel car carriers using liquefied natural gas
Loss Contingencies [Line Items]
Other commitment						$ 77,500,000
Number of dual-fuel car carriers					2		2
Number of newbuilding car carriers | carrier								4